Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of contractually committed obligations and their maturity dates

The following table summarizes our contractually committed obligations and their maturity dates as of December 31, 2017:

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 year	2-year	3-year	4-year	5-year	More than 5 years
	(U.S. dollars in thousands)

Services fees to the Manager	3,000	600	600	600	600	600	They will be renewed each anniversary date

Management fees to the Managers	1,595	228	228	228	228	228	455

Total obligations	$4,595	$828	$828	$828	$828	$828	$455